First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.5%
	Aerospace & Defense — 0.3%
1,817	RTX Corp.	$148,049
	Automobiles — 0.8%
1,608	Tesla, Inc. (a)	386,049
	Banks — 0.8%
50,405	NU Holdings Ltd., Class A (a)	410,297
	Beverages — 1.5%
3,331	Brown-Forman Corp., Class B	195,663
1,063	Constellation Brands, Inc., Class A	255,641
5,255	Monster Beverage Corp. (a)	289,813
		741,117
	Biotechnology — 0.7%
8,956	Ultragenyx Pharmaceutical, Inc. (a)	347,941
	Broadline Retail — 7.5%
26,058	Amazon.com, Inc. (a)	3,806,813
	Chemicals — 0.5%
1,007	Sherwin-Williams (The) Co.	280,752
	Commercial Services & Supplies — 0.4%
1,256	Republic Services, Inc.	203,271
	Communications Equipment — 0.5%
806	Motorola Solutions, Inc.	260,233
	Consumer Finance — 0.3%
997	American Express Co.	170,258
	Electronic Equipment, Instruments & Components — 1.5%
3,203	Amphenol Corp., Class A	291,441
1,347	CDW Corp.	284,055
1,591	Jabil, Inc.	183,474
		758,970
	Entertainment — 2.9%
2,550	Netflix, Inc. (a)	1,208,624
7,893	Sea Ltd., ADR (a)	285,884
		1,494,508
	Financial Services — 6.3%
15,785	Block, Inc. (a)	1,001,243
732	FleetCor Technologies, Inc. (a)	176,046
1,724	Mastercard, Inc., Class A	713,443
5,183	Visa, Inc., Class A	1,330,372
		3,221,104
	Ground Transportation — 2.1%
18,601	Uber Technologies, Inc. (a)	1,048,724
Shares	Description	Value

	Health Care Equipment & Supplies — 5.2%
1,613	Abbott Laboratories	$168,220
1,257	Align Technology, Inc. (a)	268,747
2,617	Boston Scientific Corp. (a)	146,264
13,783	Dexcom, Inc. (a)	1,592,212
4,223	Edwards Lifesciences Corp. (a)	285,939
2,743	Hologic, Inc. (a)	195,576
		2,656,958
	Health Care Providers & Services — 1.5%
1,359	UnitedHealth Group, Inc.	751,486
	Health Care Technology — 0.3%
821	Veeva Systems, Inc., Class A (a)	143,108
	Hotels, Restaurants & Leisure — 3.0%
4,137	Airbnb, Inc., Class A (a)	522,668
176	Chipotle Mexican Grill, Inc. (a)	387,596
6,354	DoorDash, Inc., Class A (a)	597,149
		1,507,413
	Insurance — 1.0%
2,468	Arch Capital Group Ltd. (a)	206,547
1,267	Chubb Ltd.	290,688
		497,235
	Interactive Media & Services — 8.6%
10,115	Alphabet, Inc., Class A (a)	1,340,541
2,380	Alphabet, Inc., Class C (a)	318,730
10,853	Match Group, Inc. (a)	351,420
6,968	Meta Platforms, Inc., Class A (a)	2,279,581
6,778	ZoomInfo Technologies, Inc. (a)	97,400
		4,387,672
	IT Services — 5.5%
1,030	Accenture PLC, Class A	343,134
6,706	Cloudflare, Inc., Class A (a)	517,368
12,527	Shopify, Inc., Class A (a)	912,216
5,573	Snowflake, Inc., Class A (a)	1,045,941
		2,818,659
	Life Sciences Tools & Services — 1.5%
7,867	10X Genomics, Inc., Class A (a)	342,372
872	Danaher Corp.	194,726
416	Thermo Fisher Scientific, Inc.	206,236
		743,334
	Machinery — 0.6%
869	Deere & Co.	316,672
	Oil, Gas & Consumable Fuels — 0.3%
719	Pioneer Natural Resources Co.	166,549

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products — 0.5%
1,926	Estee Lauder (The) Cos., Inc., Class A	$245,931
	Pharmaceuticals — 1.5%
1,292	Eli Lilly & Co.	763,624
	Real Estate Management & Development — 1.1%
7,063	CoStar Group, Inc. (a)	586,512
	Semiconductors & Semiconductor Equipment — 11.4%
1,655	Advanced Micro Devices, Inc. (a)	200,520
642	Broadcom, Inc.	594,319
6,787	Entegris, Inc.	708,563
539	KLA Corp.	293,550
1,377	Lam Research Corp.	985,822
5,945	NVIDIA Corp.	2,780,476
1,673	Texas Instruments, Inc.	255,484
		5,818,734
	Software — 21.8%
681	ANSYS, Inc. (a)	199,778
4,874	Atlassian Corp., Class A (a)	930,690
751	Cadence Design Systems, Inc. (a)	205,226
7,908	Datadog, Inc., Class A (a)	921,836
526	Intuit, Inc.	300,588
13,798	Microsoft Corp.	5,228,200
852	Palo Alto Networks, Inc. (a)	251,417
1,117	Salesforce, Inc. (a)	281,372
3,678	ServiceNow, Inc. (a)	2,522,152
993	Workday, Inc., Class A (a)	268,825
		11,110,084
	Specialty Retail — 2.1%
4,781	Floor & Decor Holdings, Inc., Class A (a)	438,465
263	O’Reilly Automotive, Inc. (a)	258,366
4,234	TJX (The) Cos., Inc.	373,058
		1,069,889
	Technology Hardware, Storage & Peripherals — 4.3%
11,574	Apple, Inc.	2,198,481
	Textiles, Apparel & Luxury Goods — 1.2%
703	Lululemon Athletica, Inc. (a)	314,100
2,922	NIKE, Inc., Class B	322,209
		636,309
	Total Common Stocks	49,696,736
	(Cost $52,836,285)
Shares	Description	Value
MONEY MARKET FUNDS — 2.2%
1,132,681	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (b)	$1,132,681
	(Cost $1,132,681)

	Total Investments — 99.7%	50,829,417
	(Cost $53,968,966)
	Net Other Assets and Liabilities — 0.3%	131,093
	Net Assets — 100.0%	$50,960,510

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows:

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 49,696,736	$ 49,696,736	$ —	$ —
Money Market Funds	1,132,681	1,132,681	—	—
Total Investments	$50,829,417	$50,829,417	$—	$—

*	See Portfolio of Investments for industry breakout.